UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:   June 30, 2008
                                                     -------------------

     Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:          GLENHILL ADVISORS, LLC
                    ----------------------------------------
     Address:       598 MADISON AVENUE, 12TH FLOOR
                    ----------------------------------------
                    NEW YORK, NEW YORK 10022
                    ----------------------------------------

     Form 13F File Number: 028-10461
                               -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Glenn J. Krevlin
     Title:       Managing Member
     Phone:       (646) 432-0600

     Signature, Place, and Date of Signing:

     /s/ GLENN J. KREVLIN          New York, New York         August 14, 2008
     ------------------------   ------------------------    -------------------
          [Signature]                [City, State]                [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


     Report Summary:


     Number of Other Included Managers:                2
                                                 -----------------

     Form 13F Information Table Entry Total:          120
                                                 -----------------

     Form 13F Information Table Value Total:       2,481,118
                                                 -----------------
                                                  (thousands)

     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                 Form 13F
     No.        File Number      Name

     01         028- 10911       Glenhill Capital Management, LLC
     --------   -----------     ----------------------------------------------

     02         028- 10962       Glenhill Capital Overseas GP, Ltd.
     --------   -----------     ----------------------------------------------

                                                     FORM 13F INFORMATION TABLE



COLUMN 1                    COLUMN 2           COLUMN 3     COLUMN 4    COLUMN 5            COLUMN 6     COLUMN 7     COLUMN 8
--------                    --------           --------     --------    --------            --------     --------     --------
Name of Issuer              Title of Class     CUSIP        Value      Shares or Sh/Pm Put/ Investment   Other    Voting Authority
                                                           (x$1000)    Pm Amt          Call Discretion   Managers  Sole Shared None
<BTB>
Ac Moore Arts & Crafts Inc    COM              00086T 10 3    5,070     719,200  Sh         Shared-Defined  01      Sole
Ac Moore Arts & Crafts Inc    COM              00086T 10 3    3,516     498,712  Sh         Shared-Defined  02      Sole
Acxiom Corp                   COM              005125 10 9   28,946   2,519,268  Sh         Shared-Defined  01      Sole
Acxiom Corp                   COM              005125 10 9   18,702   1,627,670  Sh         Shared-Defined  02      Sole
Arvinmeritor Inc              COM              043353 10 1   54,035   4,329,754  Sh         Shared-Defined  01      Sole
Arvinmeritor Inc              COM              043353 10 1   24,017   1,924,434  Sh         Shared-Defined  02      Sole
Blue Coat Systems Inc         COM              09534T 50 8   27,859   1,974,420  Sh         Shared-Defined  01      Sole
Blue Coat Systems Inc         COM              09534T 50 8   17,998   1,275,580  Sh         Shared-Defined  02      Sole
Brightpoint Inc               COM              109473 40 5    6,268     858,569  Sh         Shared-Defined  01      Sole
Brightpoint Inc               COM              109473 40 5    4,050     554,781  Sh         Shared-Defined  02      Sole
Casual Male Retail Group Inc  COM              148711 10 4    1,101     360,903  Sh         Shared-Defined  01      Sole
Casual Male Retail Group Inc  COM              148711 10 4      336     110,051  Sh         Shared-Defined  02      Sole
Collective Brands Inc         COM              19421W 10 0   44,876   3,858,638  Sh         Shared-Defined  01      Sole
Collective Brands Inc         COM              19421W 10 0   24,486   2,105,385  Sh         Shared-Defined  02      Sole
Design Within Reach Inc       COM              250557 10 5    5,995   1,722,559  Sh         Shared-Defined  01      Sole
Design Within Reach Inc       COM              250557 10 5    2,659     764,039  Sh         Shared-Defined  02      Sole
Dillards Inc-Cl A             CL A             254067 10 1    1,863     160,986  Sh         Shared-Defined  01      Sole
Dillards Inc-Cl A             CL A             254067 10 1    1,203     104,014  Sh         Shared-Defined  02      Sole
Domino'S Pizza Inc            COM              25754A 20 1   21,657   1,883,250  Sh         Shared-Defined  01      Sole
Domino'S Pizza Inc            COM              25754A 20 1   13,993   1,216,750  Sh         Shared-Defined  02      Sole
Dover Saddlery Inc            COM              260412 10 1    2,205     558,282  Sh         Shared-Defined  01      Sole
Dover Saddlery Inc            COM              260412 10 1    1,425     360,701  Sh         Shared-Defined  02      Sole
Dst Systems Inc               COM              233326 10 7   57,187   1,038,825  Sh         Shared-Defined  01      Sole
Dst Systems Inc               COM              233326 10 7   36,948     671,175  Sh         Shared-Defined  02      Sole
Eagle Materials Inc           COM              26969P 10 8   30,776   1,215,000  Sh         Shared-Defined  01      Sole
Eagle Materials Inc           COM              26969P 10 8   19,884     785,000  Sh         Shared-Defined  02      Sole
Emc Corp/Mass                 COM              268648 10 2  129,837   8,838,478  Sh         Shared-Defined  01      Sole
Emc Corp/Mass                 COM              268648 10 2   69,650   4,741,322  Sh         Shared-Defined  02      Sole
Enterprise Inns Plc           COM              B1L8B6 2      39,829   4,924,000  Sh         Shared-Defined  01      Sole
Enterprise Inns Plc           COM              B1L8B6 2      22,859   2,826,000  Sh         Shared-Defined  02      Sole
Firstfed Financial Corp       COM              337907 10 9    8,012     996,561  Sh         Shared-Defined  01      Sole
Firstfed Financial Corp       COM              337907 10 9    2,579     320,822  Sh         Shared-Defined  02      Sole
Getty Images Inc              COM              374276 10 3   29,682     874,800  Sh         Shared-Defined  01      Sole
Getty Images Inc              COM              374276 10 3   19,177     565,200  Sh         Shared-Defined  02      Sole
Graco Inc                     COM              384109 10 4   24,284     637,875  Sh         Shared-Defined  01      Sole
Graco Inc                     COM              384109 10 4   15,690     412,125  Sh         Shared-Defined  02      Sole
Grupo Mexico Sab De Cv-Ser B  Ser-B            370841 01 9   33,905  14,944,500  Sh         Shared-Defined  01      Sole
Grupo Mexico Sab De Cv-Ser B  Ser-B            370841 01 9   21,906   9,655,500  Sh         Shared-Defined  02      Sole
Guess? Inc                    COM              401617 10 5    8,722     232,893  Sh         Shared-Defined  01      Sole
Guess? Inc                    COM              401617 10 5    5,633     150,407  Sh         Shared-Defined  02      Sole
Icici Bank Ltd-Spon Adr       ADR              45104G 10 4   29,823   1,036,962  Sh         Shared-Defined  01      Sole
Icici Bank Ltd-Spon Adr       ADR              45104G 10 4   16,424     571,088  Sh         Shared-Defined  02      Sole
Japan Tobacco Inc             COM              647453 5       9,788       2,295  Sh         Shared-Defined  01      Sole
Japan Tobacco Inc             COM              647453 5       6,321       1,482  Sh         Shared-Defined  02      Sole
Jarden Corp                   COM              471109 10 8   59,885   3,283,164  Sh         Shared-Defined  01      Sole
Jarden Corp                   COM              471109 10 8   35,071   1,922,736  Sh         Shared-Defined  02      Sole
Leggett & Platt Inc           COM              524660 10 7   28,526   1,700,997  Sh         Shared-Defined  01      Sole
Leggett & Platt Inc           COM              524660 10 7   18,430   1,099,003  Sh         Shared-Defined  02      Sole
Lehman Brothers Holdings Inc  COM              524908 10 0   44,768   2,259,875  Sh         Shared-Defined  01      Sole
Lehman Brothers Holdings Inc  COM              524908 10 0   20,605   1,040,125  Sh         Shared-Defined  02      Sole
Liberty Acq Share             COM              B2QBR8 7      18,170   1,253,517  Sh         Shared-Defined  01      Sole
Liberty Acq Share             COM              B2QBR8 7      11,241     775,483  Sh         Shared-Defined  02      Sole
Liberty Acquisition Hol-Cw13 *W EXP 12/12/201  53015Y 11 5    3,448   1,518,750  Sh         Shared-Defined  01      Sole
Liberty Acquisition Hol-Cw13 *W EXP 12/12/201  53015Y 11 5    2,227     981,250  Sh         Shared-Defined  02      Sole
Liberty Acquisition Holdings  COM              53015Y 10 7   28,127   3,037,500  Sh         Shared-Defined  01      Sole
Liberty Acquisition Holdings  COM              53015Y 10 7   18,173   1,962,500  Sh         Shared-Defined  02      Sole
Liberty Global Inc-Series C   COM Ser C        530555 30 9   58,478   1,926,167  Sh         Shared-Defined  01      Sole
Liberty Global Inc-Series C   COM Ser C        530555 30 9   37,782   1,244,477  Sh         Shared-Defined  02      Sole
Liberty Int Acquisition-Cw13 *W EXP 03/17/2013 B2QBR7 6       1,636   1,597,118  Sh         Shared-Defined  01      Sole
Liberty Int Acquisition-Cw13 *W EXP 03/17/2013 B2QBR7 6       1,057   1,031,882  Sh         Shared-Defined  02      Sole
Lionbridge Technologies Inc   COM              536252 10 9    9,429   3,654,844  Sh         Shared-Defined  01      Sole
Lionbridge Technologies Inc   COM              536252 10 9    4,831   1,872,399  Sh         Shared-Defined  02      Sole
Lodgenet Interactive Corp     COM              540211 10 9      415      84,606  Sh         Shared-Defined  01      Sole
Lodgenet Interactive Corp     COM              540211 10 9    2,383     485,394  Sh         Shared-Defined  02      Sole
Marvell Technology Group Ltd  ORD              G5876H 10 5   42,914   2,430,000  Sh         Shared-Defined  01      Sole
Marvell Technology Group Ltd  ORD              G5876H 10 5   27,726   1,570,000  Sh         Shared-Defined  02      Sole
Maxim Integrated Products     COM              57772K 10 1    4,947     233,886  Sh         Shared-Defined  01      Sole
Maxim Integrated Products     COM              57772K 10 1    3,196     151,114  Sh         Shared-Defined  02      Sole
Merge Healthcare Inc          COM              589499 10 2    1,973   1,701,000  Sh         Shared-Defined  01      Sole
Merge Healthcare Inc          COM              589499 10 2    1,275   1,099,000  Sh         Shared-Defined  02      Sole
Monster Worldwide Inc         COM              611742 10 7   50,654   2,457,749  Sh         Shared-Defined  01      Sole
Monster Worldwide Inc         COM              611742 10 7   29,931   1,452,251  Sh         Shared-Defined  02      Sole
Nalco Holding Co              COM              62985Q 10 1   69,091   3,266,700  Sh         Shared-Defined  01      Sole
Nalco Holding Co              COM              62985Q 10 1   39,515   1,868,300  Sh         Shared-Defined  02      Sole
Nii Holdings Inc              CL B             62913F 20 1   58,436   1,230,500  Sh         Shared-Defined  01      Sole
Nii Holdings Inc              CL B             62913F 20 1   26,096     549,500  Sh         Shared-Defined  02      Sole
Nmt Medical Inc               COM              629294 10 9    3,185     683,438  Sh         Shared-Defined  01      Sole
Nmt Medical Inc               COM              629294 10 9    2,058     441,562  Sh         Shared-Defined  02      Sole
Nrdc Acquisition Corp         COM              62941R 10 2   21,776   2,333,938  Sh         Shared-Defined  01      Sole
Nrdc Acquisition Corp         COM              62941R 10 2    9,247     991,062  Sh         Shared-Defined  02      Sole
Nrdc Acquisition Corp-Cw11   *W EXP 10/17/201  62941R 11 0      794   2,333,938  Sh         Shared-Defined  01      Sole
Nrdc Acquisition Corp-Cw11   *W EXP 10/17/201  62941R 11 0      337     991,062  Sh         Shared-Defined  02      Sole
Officemax Inc                 COM              67622P 10 1    7,874     566,494  Sh         Shared-Defined  01      Sole
Officemax Inc                 COM              67622P 10 1    5,087     366,006  Sh         Shared-Defined  02      Sole
Penn National Gaming Inc      COM              707569 10 9   10,396     323,373  Sh         Shared-Defined  01      Sole
Penn National Gaming Inc      COM              707569 10 9    6,717     208,927  Sh         Shared-Defined  02      Sole
Pep Boys-Manny Moe & Jack     COM              713278 10 9   18,799   2,155,891  Sh         Shared-Defined  01      Sole
Pep Boys-Manny Moe & Jack     COM              713278 10 9   12,146   1,392,898  Sh         Shared-Defined  02      Sole
Pf Chang'S China Bistro Inc   COM              69333Y 10 8   10,314     461,700  Sh         Shared-Defined  01      Sole
Pf Chang'S China Bistro Inc   COM              69333Y 10 8    6,664     298,300  Sh         Shared-Defined  02      Sole
Pool Corp                     COM              73278L 10 5   11,868     668,263  Sh         Shared-Defined  01      Sole
Pool Corp                     COM              73278L 10 5    7,668     431,737  Sh         Shared-Defined  02      Sole
Prosieben Sat.1 Media Ag-Pfd  PFD              457913 1     115,273  11,540,007  Sh         Shared-Defined  01      Sole
Prosieben Sat.1 Media Ag-Pfd  PFD              457913 1      42,208   4,225,437  Sh         Shared-Defined  02      Sole
Punch Taverns Plc             COM              315528 6      92,623  14,853,125  Sh         Shared-Defined  01      Sole
Punch Taverns Plc             COM              315528 6      33,654   5,396,875  Sh         Shared-Defined  02      Sole
Puradyn Filter Technologies   COM              746091 10 7      619   2,292,588  Sh         Shared-Defined  01      Sole
Puradyn Filter Technologies   COM              746091 10 7      400   1,481,220  Sh         Shared-Defined  02      Sole
Qualcomm Inc                  COM              747525 10 3   20,216     455,625  Sh         Shared-Defined  01      Sole
Qualcomm Inc                  COM              747525 10 3   13,061     294,375  Sh         Shared-Defined  02      Sole
Rambus Inc                    COM              750917 10 6   31,477   1,650,578  Sh         Shared-Defined  01      Sole
Rambus Inc                    COM              750917 10 6   20,868   1,094,263  Sh         Shared-Defined  02      Sole
Redenvelope Inc               COM              75733R 60 1       11     729,919  Sh         Shared-Defined  01      Sole
Redenvelope Inc               COM              75733R 60 1        7     471,593  Sh         Shared-Defined  02      Sole
Semtech Corp                  COM              816850 10 1   29,916   2,126,250  Sh         Shared-Defined  01      Sole
Semtech Corp                  COM              816850 10 1   19,329   1,373,750  Sh         Shared-Defined  02      Sole
Smart Balance Inc             COM              83169Y 10 8    3,285     455,625  Sh         Shared-Defined  01      Sole
Smart Balance Inc             COM              83169Y 10 8    2,122     294,375  Sh         Shared-Defined  02      Sole
Starbucks Corp                COM              855244 10 9   14,343     911,253  Sh         Shared-Defined  01      Sole
Starbucks Corp                COM              855244 10 9    9,267     588,747  Sh         Shared-Defined  02      Sole
Tekelec                       COM              879101 10 3   38,107   2,590,582  Sh         Shared-Defined  01      Sole
Tekelec                       COM              879101 10 3   24,621   1,673,752  Sh         Shared-Defined  02      Sole
Telenet Group Holding Nv      COM              B0LKSK 4      33,829   1,492,089  Sh         Shared-Defined  01      Sole
Telenet Group Holding Nv      COM              B0LKSK 4      10,370     457,375  Sh         Shared-Defined  02      Sole
Tyco Electronics Ltd          COM              G9144P 10 5   32,641     911,249  Sh         Shared-Defined  01      Sole
Tyco Electronics Ltd          COM              G9144P 10 5   21,089     588,749  Sh         Shared-Defined  02      Sole
Tyco International Ltd        SHS              G9143X 20 8   12,162     303,750  Sh         Shared-Defined  01      Sole
Tyco International Ltd        SHS              G9143X 20 8    7,858     196,250  Sh         Shared-Defined  02      Sole
Ual Corp                      COM              902549 80 7    3,171     607,500  Sh         Shared-Defined  01      Sole
Ual Corp                      COM              902549 80 7    2,049     392,500  Sh         Shared-Defined  02      Sole